Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Principal Activities:

Meihua International Medical Technologies Co., Ltd. (“Meihua” or “the Company”) was incorporated on November 10, 2020 in the Cayman Islands. It is a holding company with no operations. Meihua, through its subsidiaries (together, “the Group”) produces and sells medical consumables in People’s Republic of China (“PRC” or “China”).

As of December 31, 2025, the Company’s subsidiaries are as follows:

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding
扬州华达医疗器械有限公司 Yangzhou Huada Medical Device Co., Ltd. (“Yangzhou Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales
江苏亚达科技集团有限公司 Jiangsu Jiangsu Yada Technology Group Co., Ltd. (“Jiangsu Jiangsu Yada”)	Yangzhou	100% by Yangzhou Huada	December 5, 1991	Medical Equipment Sales
江苏华东医疗器械实业有限公司 Jiangsu Jiangsu Huadong Medical Device Industrial Co., Ltd. (“Jiangsu Jiangsu Huadong”)	Yangzhou	100% by Jiangsu Yada	November 18, 2000	Medical Equipment Sales
海南瑞营科技有限公司 Hainan Ruiying Technology Co., Ltd. (“Hainan Ruiying”)	Hainan	51% by Jiangsu Huadong	October 25, 2023	Medical Equipment Sales
美华未来制造有限公司 Meihua Future Manufacturing Limited (“Meihua Future”)	New York	100% by Meihua	July 31, 2025	SaaS service and development

Kang Fu was incorporated on October 13, 2015 with a registered capital of HKD 63,254,200 ($8,109,513). Kang Fu is a holding company with no operations. Yangzhou Huada, Jiangsu Yada and Jiangsu Huadong are directly or indirectly 100% owned by Kang Fu for all the periods presented.

Yangzhou Huada is a subsidiary wholly owned by Kang Fu and established in Yangzhou, China on December 24, 2001 with a registered capital of $602,400. On March 3, 2022, the registered capital was increased to $50,602,400.

Jiangsu Yada is a subsidiary wholly owned by Yangzhou Huada and was established in Yangzhou, China on December 5, 1991 with a registered capital of RMB51,390,000.

Jiangsu Huadong is a subsidiary wholly owned by Jiangsu Yada and was established in Yangzhou, China on November 18, 2000 with a registered capital of RMB50,000,000.

Those three subsidiaries primarily manufacture and sell Class I, II and III disposable medical devices under the Company’s own brands, and distribute Class I, II and III disposable medical devices sourced from other manufacturers to our domestic and overseas customers.

Hainan Ruiying is a subsidiary 51% owned by Jiangsu Huadong and established in Hainan, China on October 25, 2023 with a registered capital of RMB10,000,000. Hainan Ruiying has not commenced its intended operation for the year ended December 31, 2024.

Meihua Future is a subsidiary wholly owned by Meihua and was established in New York, United States on July 31, 2025 with a registered capital of $5,000.